ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts receivable	$ 178,580	$ 71,088
Allowance for doubtful accounts	(31,064)	(21,397)
Accounts receivable, net	$ 147,516	$ 49,691